Employee Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes our stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Years	Aggregate Intrinsic Value
	(In thousands)			(In thousands)
Outstanding at December 31, 2013	4,933	$4.01
Granted	1,817	$7.67
Exercised	(492)	$3.72
Forfeited	(12)	$7.05
Outstanding at December 31, 2014	6,246	$5.09	6.4	$12,782
Exercisable at December 31, 2014	4,379	$4.04	5.2	$12,614

Outstanding and Exercisable Stock Options

Outstanding and exercisable stock options at December 31, 2014 were as follows (shares in thousands):

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Years	Shares	Weighted Average Exercise Price
$3.15	814	$3.15	7.8	814	$3.15
$3.19 - $3.72	2,652	$3.21	5.2	2,598	$3.20
$6.70 - $7.15	967	$7.06	3.3	967	$7.06
$7.67	1,813	$7.67	9.1	—	$—
$3.15 - $7.67	6,246	$5.09	6.4	4,379	$4.04

Summary of Restricted Stock Activity

The following table summarizes restricted stock activity for the year ended December 31, 2014 (shares in thousands):

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	610	$3.42
Granted	—	$—
Vested	(583)	$3.40
Forfeited	—	$—
Nonvested at December 31, 2014	27	$3.72

Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity for the year ended December 31, 2014 (shares in thousands):

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	—	$—
Granted	1,858	$7.48
Vested	—	$—
Forfeited	(3)	$7.52
Nonvested at December 31, 2014	1,855	$7.48